Supplemental Disaggregated Financial Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Supplemental Disaggregated Financial Information [Abstract]
Supplemental Disaggregated Financial Information

32.	SUPPLEMENTAL DISAGGREGATED FINANCIAL INFORMATION

In the development of its activity, the organization of Enel Generación Chile was previously organized on the basis of the priority focus on its main business, consisting of the generation of electrical energy. Bearing in mind the differentiated information that is analyzed by the Administration for decision making, the information by segments had been presented following a geographical distribution by country:

-	Chile.
-	Argentina. (discontinued)
-	Perú. (discontinued)
-	Colombia. (discontinued)

However, since the corporate reorganization was carried out (see note 5.3.), And operations outside Chile are presented as discontinued operations in the consolidated financial statements, the Group no longer has operating segments as defined by IFRS 8 "Segments". The financial information currently provided to the Administration for decision making is the same included in the Group's consolidated financial statements. The Company, for comparative purposes, has chosen to voluntarily present supplementary disaggregated information of the net results and cash flows related to discontinued operations, on a geographical basis. The accounting policies used to determine this supplementary disaggregated financial information are the same as those used in the preparation of the Group's consolidated financial statements.

The Group generates substantially all of its income from continuing operations in Chile. Likewise, in Chile there are substantially all non-current assets.

Supplementary financial information disaggregated (detail):

Country	Chile			Argentina			Colombia			Perú			Eliminations			Total
	As of 31, December			As of 31, December			As of 31, December			As of 31, December			As of 31, December			As of 31, December
STATEMENT OF INCOME	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
REVENUES AND OTHER OPERATING INCOME	1,634,937,088	1,659,727,329	1,543,810,317	-	-	-	-	-	-	-	-	-	-	-	-	1,634,937,088	1,659,727,329	1,543,810,317
Revenues	1,599,032,140	1,639,959,815	1,539,977,511	-	-	-	-	-	-	-	-	-	-	-	-	1,599,032,140	1,639,959,815	1,539,977,511
Energy sales	1,457,671,722	1,516,688,442	1,474,818,366	-	-	-	-	-	-	-	-	-	-	-	-	1,457,671,722	1,516,688,442	1,474,818,366
Other sales	94,452,287	64,638,599	24,293,133	-	-	-	-	-	-	-	-	-	-	-	-	94,452,287	64,638,599	24,293,133
Other services rendered	46,908,131	58,632,774	40,866,012	-	-	-	-	-	-	-	-	-	-	-	-	46,908,131	58,632,774	40,866,012

Other operating income	35,904,948	19,767,514	3,832,806	-	-	-	-	-	-	-	-	-	-	-	-	35,904,948	19,767,514	3,832,806

RAW MATERIALS AND CONSUMABLES USED	(903,978,006)	(895,060,114)	(880,891,223)	-	-	-	-	-	-	-	-	-	-	-	-	(903,978,006)	(895,060,114)	(880,891,223)
Energy purchases	(346,954,692)	(335,731,822)	(320,731,795)	-	-	-	-	-	-	-	-	-	-	-	-	(346,954,692)	(335,731,822)	(320,731,795)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,996)	-	-	-	-	-	-	-	-	-	-	-	-	(280,739,362)	(295,148,838)	(327,502,996)
Transportation expenses	(152,869,838)	(192,502,995)	(179,691,471)	-	-	-	-	-	-	-	-	-	-	-	-	(152,869,838)	(192,502,995)	(179,691,471)
Other miscellaneous supplies and services	(123,414,114)	(71,676,459)	(52,964,961)	-	-	-	-	-	-	-	-	-	-	-	-	(123,414,114)	(71,676,459)	(52,964,961)

CONTRIBUTION MARGIN	730,959,082	764,667,215	662,919,094	-	-	-	-	-	-	-	-	-	-	-	-	730,959,082	764,667,215	662,919,094

Other work performed by the entity and capitalized	7,226,484	9,758,304	15,250,810	-	-	-	-	-	-	-	-	-	-	-	-	7,226,484	9,758,304	15,250,810
Employee benefit expense	(54,222,470)	(60,350,072)	(70,969,357)	-	-	-	-	-	-	-	-	-	-	-	-	(54,222,470)	(60,350,072)	(70,969,357)
Other expenses	(102,821,020)	(119,303,215)	(90,339,822)	-	-	-	-	-	-	-	-	-	-	-	-	(102,821,020)	(119,303,215)	(90,339,822)

GROSS OPERATING INCOME	581,142,076	594,772,232	516,860,725	-	-	-	-	-	-	-	-	-	-	-	-	581,142,076	594,772,232	516,860,725

Depreciation and amortization expense	(117,337,553)	(132,600,381)	(124,835,559)	-	-	-	-	-	-	-	-	-	-	-	-	(117,337,553)	(132,600,381)	(124,835,559)
Impairment losses (reversals of impairment losses) recognized in profit or loss	55,494	(30,785,531)	9,793,652	-	-	-	-	-	-	-	-	-	-	-	-	55,494	(30,785,531)	9,793,652
								-	-
OPERATING INCOME	463,860,017	431,386,320	401,818,818	-	-	-	-	-	-	-	-	-	-	-	-	463,860,017	431,386,320	401,818,818

FINANCIAL RESULT	(36,610,248)	(35,678,632)	(114,252,183)	-	-	-	-	-	-	-	-	-	-	-	-	(36,610,248)	(35,678,632)	(114,252,183)
Financial income	5,273,672	6,150,751	234,821	-	-	-	-	-	-	-	-	-	-	-	-	5,273,672	6,150,751	234,821
Income from deposits and other financial instruments	3,077,708	2,150,797	152,518	-	-	-	-	-	-	-	-	-	-	-	-	3,077,708	2,150,797	152,518
Other financial income	2,195,964	3,999,954	82,303	-	-	-	-	-	-	-	-	-	-	-	-	2,195,964	3,999,954	82,303
Financial costs	(50,851,829)	(55,701,778)	(64,206,719)	-	-	-	-	-	-	-	-	-	-	-	-	(50,851,829)	(55,701,778)	(64,206,719)
Bank borrowings	(261)	(2,033,835)	(129,350)	-	-	-	-	-	-	-	-	-	-	-	-	(261)	(2,033,835)	(129,350)
Secured and unsecured obligations	(42,708,253)	(44,268,489)	(51,697,708)	-	-	-	-	-	-	-	-	-	-	-	-	(42,708,253)	(44,268,489)	(51,697,708)
Other	(8,143,315)	(9,399,454)	(12,379,661)	-	-	-	-	-	-	-	-	-	-	-	-	(8,143,315)	(9,399,454)	(12,379,661)
Gains (losses) from indexed assets and liabilities	145,608	606,075	3,600,187	-	-	-	-	-	-	-	-	-	-	-	-	145,608	606,075	3,600,187
Foreign currency exchange differences	8,822,301	13,266,320	(53,880,472)	-	-	-	-	-	-	-	-	-	-	-	-	8,822,301	13,266,320	(53,880,472)
Positive	19,563,838	48,546,664	26,738,738	-	-	-	-	-	-	-	-	-	-	-	-	19,563,838	48,546,664	26,738,738
Negative	(10,741,537)	(35,280,344)	(80,619,210)	-	-	-	-	-	-	-	-	-	-	-	-	(10,741,537)	(35,280,344)	(80,619,210)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	(2,696,904)	7,878,201	8,905,045	-	-	-	-	-	-	-	-	-	-	-	-	(2,696,904)	7,878,201	8,905,045
Other gains (losses)	113,088,869	121,490,974	4,015,401	-	-	-	-	-	-	-	-	-	-	-	-	113,088,869	121,490,974	4,015,401
Gain (loss) from other investments	105,462,769	121,457,430	4,309,205	-	-	-	-	-	-	-	-	-	-	-	-	105,462,769	121,457,430	4,309,205
Gain (loss) from the sale of property, plant and equipment	7,626,100	33,544	(293,804)	-	-	-	-	-	-	-	-	-	-	-	-	7,626,100	33,544	(293,804)

INCOME BEFORE TAX	537,641,734	525,076,863	300,487,081	-	-	-	-	-	-	-	-	-	-	-	-	537,641,734	525,076,863	300,487,081

Income tax	(112,099,519)	(83,216,935)	(76,655,819)	-	-	-	-	-	-	-	-	-	-	-	-	(112,099,519)	(83,216,935)	(76,655,819)

Net income from continuing operations	425,542,215	441,859,928	223,831,262	-	-	-	-	-	-	-	-	-	-	-	-	425,542,215	441,859,928	223,831,262
Net income from discontinued operations	-	5,889,236	(5,111,984)	-	15,063,586	109,339,865	-	32,152,791	211,906,861	-	26,466,832	95,054,809	-	-	-	-	79,572,445	411,189,551
NET INCOME	425,542,215	447,749,164	218,719,278	-	15,063,586	109,339,865	-	32,152,791	211,906,861	-	26,466,832	95,054,809	-	-	-	425,542,215	521,432,373	635,020,813

Net income attributable to:	425,542,215	447,749,164	218,719,278	-	15,063,586	109,339,865	-	32,152,791	211,906,861	-	26,466,832	95,054,809	-	-	-	425,542,215	521,432,373	635,020,813
Shareholders of Enel Chile																418,453,814	472,558,428	392,868,115
Non-controlling interests																7,088,401	48,873,945	242,152,698

Country	Chile			Argentina			Colombia			Peru			Eliminations			Total
STATEMENT OF CASH FLOW	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015	12-31-2017	12-31-2016	12-31-2015
STATEMENT OF CASH FLOW	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net cash provided by (used in) operating activities	488,167,382	490,177,558	433,106,626	-	13,638,776	71,449,572	-	47,055,127	254,539,609	-	8,317,128	144,659,247	-	-	(2,540,818)	488,167,382	559,188,589	901,214,236
Net cash (used in) provided by investing activities	(91,867,647)	(34,631,759)	(132,241,285)	-	(5,901,336)	(50,193,057)	-	(16,448,412)	(159,371,575)	-	(3,598,013)	(32,455,858)	-	-	(114,333,695)	(91,867,647)	(60,579,520)	(488,595,470)
Net cash (used in) provided by financing activities	(301,835,211)	(388,561,440)	(302,477,643)	-	(17,813,237)	(18,352,756)	-	(90,476,446)	(259,847,758)	-	(22,802,105)	(141,981,410)	-	-	116,874,513	(301,835,211)	(519,653,228)	(605,785,054)